Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	₩ 14,070	₩ 21,113
Other demand deposits	1,780,548	1,906,248
Short-term deposits, classified as cash equivalents	1,107,687	1,063,290
Short-term investments, classified as cash equivalents	1,440,582	244,129
Total cash and cash equivalents	₩ 4,342,887	₩ 3,234,780	₩ 2,635,238	₩ 2,029,584